PROPERTY, PLANT & EQUIPMENT (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended		36 Months Ended	74 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Development costs capitalzed	$ 3,419
Depreciation, right-of-use assets	6,492	$ 3,941
Florence copper project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized stripping costs	103,072	58,667
Development costs capitalzed	3,419			$ 276,000
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation on non-cash additions of mining assets	$ 4,294	$ 9,364
Development costs capitalzed			$ 5,710